Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Mar. 31, 2011
Derivative Instruments and Hedging Activities (Tables) [Abstract]
Fair values of outstanding derivative instruments

The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

	Yen in millions
	Asset derivatives			Liability derivatives
		Fair value			Fair value
Derivatives designated as		March 31			March 31
hedging instruments	Balance sheet location	2010	2011	Balance sheet location	2010	2011

Interest rate contracts	Prepaid expenses and other current assets	853	416	Current liabilities other	10,269	9,026
Interest rate contracts		—	—	Liabilities other	1,884	1,663
Foreign exchange contracts	Prepaid expenses and other current assets	52	—	Current liabilities other	—	67

		905	416		12,153	10,756

	Yen in millions
	Asset derivatives			Liability derivatives
		Fair value			Fair value
Derivatives not designated		March 31			March 31
as hedging instruments	Balance sheet location	2010	2011	Balance sheet location	2010	2011

Interest rate contracts	Prepaid expenses and other current assets	434	314	Current liabilities other	664	3,630
Interest rate contracts		—	—	Liabilities other	170	—
Foreign exchange contracts	Prepaid expenses and other current assets	22,334	14,353	Current liabilities other	35,585	19,361
Foreign exchange contracts	Assets other	30	9		—	—
Credit contracts	Prepaid expenses and other current assets	93	18	Current liabilities other	27	12

		22,891	14,694		36,446	23,003

Total derivatives		23,796	15,110		48,599	33,759

Effects of derivative instruments on the consolidated statements of income

Presented below are the effects of derivative instruments on the consolidated statements of income for the fiscal years ended March 31, 2009, 2010 and 2011 (yen in millions).

		Amount of gain or (loss) recognized in income on derivative
Derivatives under fair value	Location of gain or (loss) recognized	Fiscal year ended March 31
hedging relationships	in income on derivative	2009	2010	2011

Interest rate contracts	Financial services revenue	(2,499)	(3,475)	588
Foreign exchange contracts	Foreign exchange gain or (loss), net	(8)	97	(18)

Total		(2,507)	(3,378)	570

	Yen in millions
	Fiscal year ended March 31, 2010
	Amount of
	gain or (loss)	Gain or (loss) reclassified from		Gain or (loss) recognized in
Derivatives under	recognized in	accumulated OCI into income		income on derivative
cash flow	OCI on derivative	(effective portion)		(ineffective portion)
hedging relationships	Amount	Location	Amount	Location	Amount

Interest rate contracts	(901)	Interest expense	418	Interest expense	—
Foreign exchange contracts	1,814	Foreign exchange gain or (loss), net	(1,516)	Foreign exchange gain or (loss), net	26

Total	913	Total	(1,098)	Total	26

	Yen in millions
	Fiscal year ended March 31, 2011
	Amount of
	gain or (loss)	Gain or (loss) reclassified from		Gain or (loss) recognized in
Derivatives under	recognized in	accumulated OCI into income		income on derivative
cash flow	OCI on derivative	(effective portion)		(ineffective portion)
hedging relationships	Amount	Location	Amount	Location	Amount

Interest rate contracts	(108)	Interest expense	329	Interest expense	—

Total	(108)	Total	329	Total	—

At March 31, 2011, amounts related to derivatives qualifying as cash flow hedges amounted to a net reduction of equity of 1,589 million yen. Within the next twelve months, 603 million yen is expected to be reclassified from equity into earnings as a loss.

		Amount of gain or (loss)
		recognized in income on
	Location of gain or	derivative (Yen in millions)
Derivatives not designated as	(loss) recognized in	Fiscal year ended March 31
hedging instruments	income on derivative	2009	2010	2011

Interest rate contracts	Financial services revenue	(1,966)	(884)	(3,332)
Interest rate contracts	Financial services expenses	21	32	32
Foreign exchange contracts	Financial services revenue	11,424	1,468	(1,294)
Foreign exchange contracts	Foreign exchange gain or (loss), net	(39,542)	(8,779)	8,311
Equity contracts	Financial services revenue	8,795	83	—
Bond contracts	Financial services revenue	78	68	44
Credit contracts	Financial services revenue	1,352	(518)	(101)

Total		(19,838)	(8,530)	3,660

Summarizes additional information, including notional amounts, for each type of derivative
The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2010		March 31, 2011
	Notional		Notional
	amount	Fair value	amount	Fair value

Foreign exchange contracts:
Foreign exchange forward contracts	1,924,697	(16,049)	1,364,147	(8,825)
Currency option contracts purchased	3,819	19	5,822	19
Currency option contracts written	407	(11)	423	(9)
Currency swap agreements	50,979	2,022	117,028	2,015
Other currency contracts	46,499	850	46,201	1,734
Interest rate contracts:
Interest rate swap agreements	456,213	(11,700)	448,353	(13,589)
Credit contracts:
Credit default swap agreements	10,497	66	4,841	6